CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common shares Class A common shares	Common shares Class B common shares	Treasury stock	Additional paid-in capital	Statutory reserve	Accumulated deficit	Accumulated other comprehensive income / (loss)	Total TAL Education Group shareholders' equity	Non-controlling interests	Class A common shares	Total
Balance at Feb. 28, 2023	$ 169	$ 49	$ (6)	$ 4,400,656	$ 160,353	$ (685,912)	$ (30,666)	$ 3,844,643	$ (23,730)		$ 3,820,913
Balance (in shares) at Feb. 28, 2023	169,122,124	49,153,604
Balance (in shares) at Feb. 28, 2023			(5,959,339)
Net loss (income)						(3,573)		(3,573)	(565)		(4,138)
Provision for statutory reserve					4,785	(4,785)
Issuance of common shares in connection with vesting of non-vested shares	$ 2			(2)
Issuance of common shares in connection with vesting of non-vested shares (in shares)	2,315,735
Share-based compensation				88,898				88,898			88,898
Exercise of share options				462				462			462
Exercise of share options (in shares)	133,385
Share repurchase(Note 14)			$ (13)	(233,544)				(233,557)			(233,557)
Share repurchase(Note 14) (in shares)			(13,385,764)
Share repurchase (Note 14)	$ (19)		$ 19							$ (233,557)
Share repurchase (Note 14) (in shares)	(19,345,103)		19,345,103							(13,385,764)
Foreign currency translation adjustment							(40,258)	(40,258)	961		(39,297)
Unrealized gain/(loss) on available-for-sale investments, net of tax effect							4,996	4,996			4,996
Share consideration for purchase of intangible assets				487				487			487
Share consideration for purchase of intangible assets (in shares)	27,680									27,680
Balance at Feb. 29, 2024	$ 152	$ 49		4,256,957	165,138	(694,270)	(65,928)	3,662,098	(23,334)		3,638,764
Balance (in shares) at Feb. 29, 2024	152,253,821	49,153,604
Net loss (income)						84,591		84,591	(331)		84,260
Provision for statutory reserve					14,399	(14,399)
Issuance of common shares in connection with vesting of non-vested shares	$ 2			(2)
Issuance of common shares in connection with vesting of non-vested shares (in shares)	1,839,056
Share-based compensation				64,939				64,939			64,939
Exercise of share options				402				402			402
Exercise of share options (in shares)	26,027
Share repurchase(Note 14)				(13,147)				(13,147)			(13,147)
Share repurchase(Note 14) (in shares)			(499,933)
Share repurchase (Note 14)										$ (13,147)
Share repurchase (Note 14) (in shares)										(499,933)
Foreign currency translation adjustment							(12,920)	(12,920)	262		(12,658)
Unrealized gain/(loss) on available-for-sale investments, net of tax effect							(5,066)	(5,066)			(5,066)
Business acquisitions									8,904		8,904
Acquisition of non-controlling interests				(14,330)				(14,330)	14,330
Balance at Feb. 28, 2025	$ 154	$ 49		4,294,819	179,537	(624,078)	(83,914)	3,766,567	(169)		3,766,398
Balance (in shares) at Feb. 28, 2025	154,118,904	49,153,604
Balance (in shares) at Feb. 28, 2025			(499,933)
Net loss (income)						530,751		530,751	(613)		530,138
Provision for statutory reserve					37,101	(37,101)
Issuance of common shares in connection with vesting of non-vested shares	$ 2			(2)
Issuance of common shares in connection with vesting of non-vested shares (in shares)	1,524,442		455,167
Share-based compensation				43,093				43,093			43,093
Exercise of share options				573				573			573
Exercise of share options (in shares)	6,723		44,766
Share repurchase(Note 14)			$ (20)	(644,065)				(644,085)			(644,085)
Share repurchase(Note 14) (in shares)			(20,325,401)
Share repurchase (Note 14)										$ (643,066)
Share repurchase (Note 14) (in shares)										(20,325,401)
Foreign currency translation adjustment							81,343	81,343	31		81,374
Unrealized gain/(loss) on available-for-sale investments, net of tax effect							(3,805)	(3,805)			(3,805)
Balance at Feb. 28, 2026	$ 156	$ 49	$ (20)	$ 3,694,418	$ 216,638	$ (130,428)	$ (6,376)	$ 3,774,437	$ (751)		$ 3,773,686
Balance (in shares) at Feb. 28, 2026	155,650,069	49,153,604
Balance (in shares) at Feb. 28, 2026			(20,325,401)